UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04413
Delaware Group® Equity Funds IV
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie Growth and Income Fund
(formerly, Delaware Growth and Income Fund)
Class A : FGINX
Semiannual shareholder report | March 31, 2025
This semiannual shareholder report contains important information about Macquarie Growth and Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$52	1.01%
^	Annualized.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,406,848,497
Total number of portfolio holdings	67
Total advisory fees paid	$4,233,038
Portfolio turnover rate	15%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.55%
Healthcare	23.39%
Communication Services	11.41%
Information Technology	11.24%
Energy	7.96%
Consumer Discretionary	7.00%
Consumer Staples	6.73%
Industrials	6.38%
Real Estate	0.05%

Top 10 equity holdings
Exxon Mobil	5.43%
Philip Morris International	4.69%
Gilead Sciences	4.59%
Cisco Systems	4.51%
Bristol-Myers Squibb	3.86%
McKesson	3.73%
Cigna Group	3.70%
CVS Health	3.67%
Verizon Communications	2.67%
Merck & Co.	2.60%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4455940)

Macquarie Growth and Income Fund
(formerly, Delaware Growth and Income Fund)
Institutional Class : FGIPX
Semiannual shareholder report | March 31, 2025
This semiannual shareholder report contains important information about Macquarie Growth and Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$39	0.76%
^	Annualized.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,406,848,497
Total number of portfolio holdings	67
Total advisory fees paid	$4,233,038
Portfolio turnover rate	15%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.55%
Healthcare	23.39%
Communication Services	11.41%
Information Technology	11.24%
Energy	7.96%
Consumer Discretionary	7.00%
Consumer Staples	6.73%
Industrials	6.38%
Real Estate	0.05%

Top 10 equity holdings
Exxon Mobil	5.43%
Philip Morris International	4.69%
Gilead Sciences	4.59%
Cisco Systems	4.51%
Bristol-Myers Squibb	3.86%
McKesson	3.73%
Cigna Group	3.70%
CVS Health	3.67%
Verizon Communications	2.67%
Merck & Co.	2.60%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4455940)

Macquarie Growth and Income Fund
(formerly, Delaware Growth and Income Fund)
Class R6 : FGIQX
Semiannual shareholder report | March 31, 2025
This semiannual shareholder report contains important information about Macquarie Growth and Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$35	0.69%
^	Annualized.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,406,848,497
Total number of portfolio holdings	67
Total advisory fees paid	$4,233,038
Portfolio turnover rate	15%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.55%
Healthcare	23.39%
Communication Services	11.41%
Information Technology	11.24%
Energy	7.96%
Consumer Discretionary	7.00%
Consumer Staples	6.73%
Industrials	6.38%
Real Estate	0.05%

Top 10 equity holdings
Exxon Mobil	5.43%
Philip Morris International	4.69%
Gilead Sciences	4.59%
Cisco Systems	4.51%
Bristol-Myers Squibb	3.86%
McKesson	3.73%
Cigna Group	3.70%
CVS Health	3.67%
Verizon Communications	2.67%
Merck & Co.	2.60%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4455940)

Macquarie Opportunity Fund
(formerly, Delaware Opportunity Fund)
Class A : FIUSX
Semiannual shareholder report | March 31, 2025
This semiannual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$54	1.11%
^	Annualized.
Fund statistics (as of March 31, 2025)
Fund net assets	$510,984,415
Total number of portfolio holdings	94
Total advisory fees paid	$1,875,473
Portfolio turnover rate	10%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	20.33%
Industrials	17.33%
Consumer Discretionary	10.59%
Utilities	9.24%
Materials	8.20%
Real Estate Investment Trusts	7.95%
Technology	6.63%
Energy	6.61%
Healthcare	6.50%
Consumer Staples	3.20%
Transportation	1.64%

Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4455940)

Macquarie Opportunity Fund
(formerly, Delaware Opportunity Fund)
Class C : FIVCX
Semiannual shareholder report | March 31, 2025
This semiannual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$90	1.86%
^	Annualized.
Fund statistics (as of March 31, 2025)
Fund net assets	$510,984,415
Total number of portfolio holdings	94
Total advisory fees paid	$1,875,473
Portfolio turnover rate	10%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	20.33%
Industrials	17.33%
Consumer Discretionary	10.59%
Utilities	9.24%
Materials	8.20%
Real Estate Investment Trusts	7.95%
Technology	6.63%
Energy	6.61%
Healthcare	6.50%
Consumer Staples	3.20%
Transportation	1.64%

Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4455940)

Macquarie Opportunity Fund
(formerly, Delaware Opportunity Fund)
Class R : FIZRX
Semiannual shareholder report | March 31, 2025
This semiannual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$66	1.36%
^	Annualized.
Fund statistics (as of March 31, 2025)
Fund net assets	$510,984,415
Total number of portfolio holdings	94
Total advisory fees paid	$1,875,473
Portfolio turnover rate	10%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	20.33%
Industrials	17.33%
Consumer Discretionary	10.59%
Utilities	9.24%
Materials	8.20%
Real Estate Investment Trusts	7.95%
Technology	6.63%
Energy	6.61%
Healthcare	6.50%
Consumer Staples	3.20%
Transportation	1.64%

Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4455940)

Macquarie Opportunity Fund
(formerly, Delaware Opportunity Fund)
Institutional Class : FIVUX
Semiannual shareholder report | March 31, 2025
This semiannual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$42	0.86%
^	Annualized.
Fund statistics (as of March 31, 2025)
Fund net assets	$510,984,415
Total number of portfolio holdings	94
Total advisory fees paid	$1,875,473
Portfolio turnover rate	10%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	20.33%
Industrials	17.33%
Consumer Discretionary	10.59%
Utilities	9.24%
Materials	8.20%
Real Estate Investment Trusts	7.95%
Technology	6.63%
Energy	6.61%
Healthcare	6.50%
Consumer Staples	3.20%
Transportation	1.64%

Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4455940)

Macquarie Opportunity Fund
(formerly, Delaware Opportunity Fund)
Class R6 : FIVVX
Semiannual shareholder report | March 31, 2025
This semiannual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$38	0.78%
^	Annualized.
Fund statistics (as of March 31, 2025)
Fund net assets	$510,984,415
Total number of portfolio holdings	94
Total advisory fees paid	$1,875,473
Portfolio turnover rate	10%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	20.33%
Industrials	17.33%
Consumer Discretionary	10.59%
Utilities	9.24%
Materials	8.20%
Real Estate Investment Trusts	7.95%
Technology	6.63%
Energy	6.61%
Healthcare	6.50%
Consumer Staples	3.20%
Transportation	1.64%

Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4455940)
TSSR-FGINX-0525

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Equity funds
Macquarie Growth and Income Fund
(formerly, Delaware Growth and Income Fund)
Macquarie Opportunity Fund
(formerly, Delaware Opportunity Fund)
Financial statements and other information
For the six months ended March 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Macquarie Growth and Income Fund	March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.71%
Communication Services — 11.41%
Alphabet Class A	163,226	$ 25,241,269
AT&T	1,224,206	34,620,546
Comcast Class A	834,771	30,803,050
Meta Platforms Class A	56,006	32,279,618
Verizon Communications	827,843	37,550,958
		160,495,441
Consumer Discretionary — 7.00%
Booking Holdings	4,976	22,923,984
Dillard's Class A	40,867	14,635,699
General Motors	241,083	11,338,134
Leggett & Platt	653,124	5,166,211
Lowe's	23,283	5,430,294
Newell Brands	688,807	4,270,603
NIKE Class B	9,053	574,684
TJX	280,009	34,105,096
		98,444,705
Consumer Staples — 6.73%
Altria Group	479,408	28,774,068
Philip Morris International	415,311	65,922,315
		94,696,383
Energy — 7.96%
Chevron	108,567	18,162,173
Civitas Resources	115,845	4,041,832
ConocoPhillips	118,435	12,438,044
Exxon Mobil	641,747	76,322,971
Marathon Petroleum	7,277	1,060,186
		112,025,206
Financials — 24.55%
American International Group	210,714	18,319,475
Bank of New York Mellon	315,536	26,464,004
Berkshire Hathaway Class B †	7,766	4,136,016
Citigroup	329,298	23,376,865
Corebridge Financial	622,959	19,666,816
Evercore Class A	117,996	23,566,161
F&G Annuities & Life	24,807	894,292
Fidelity National Financial	244,371	15,903,665
Invesco	899,049	13,638,573
KeyCorp	269,297	4,306,059
Lincoln National	97,602	3,504,888

Schedules of investments
Macquarie Growth and Income Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
MetLife	369,375	$ 29,657,119
Old Republic International	135,192	5,302,230
OneMain Holdings	476,487	23,290,685
PNC Financial Services Group	196,489	34,536,872
Rithm Capital	199,635	2,285,821
Synchrony Financial	86,639	4,586,669
TPG	9,032	428,388
Truist Financial	798,003	32,837,823
UWM Holdings	917,822	5,011,308
Wells Fargo & Co.	495,130	35,545,383
Western Union	1,714,554	18,139,981
		345,399,093
Healthcare — 23.39%
AbbVie	83,745	17,546,252
Bristol-Myers Squibb	889,857	54,272,379
Cigna Group	158,026	51,990,554
CVS Health	762,972	51,691,353
Gilead Sciences	576,385	64,583,939
McKesson	78,045	52,523,505
Merck & Co.	406,751	36,509,970
		329,117,952
Industrials — 6.38%
3M	135,709	19,930,224
Comfort Systems USA	16,592	5,348,099
Delta Air Lines	88,787	3,871,113
EMCOR Group	10,826	4,001,614
Emerson Electric	28,030	3,073,209
Honeywell International	23,567	4,990,312
Lockheed Martin	56,670	25,315,056
Trane Technologies	23,279	7,843,161
United Parcel Service Class B	139,315	15,323,257
		89,696,045
Information Technology — 11.24%
Applied Materials	32,738	4,750,939
Broadcom	805	134,781
Cisco Systems	1,029,257	63,515,449
Lam Research	105,660	7,681,482
Micron Technology	394,887	34,311,731
Motorola Solutions	55,534	24,313,341
QUALCOMM	130,710	20,078,363

	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
TD SYNNEX	32,706	$ 3,400,116
		158,186,202
Real Estate — 0.05%
Park Hotels & Resorts	58,646	626,339
		626,339
Total Common Stocks (cost $1,117,267,995)		1,388,687,366

Short-Term Investments — 1.33%
Money Market Mutual Funds — 1.33%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	4,677,425	4,677,425
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	4,677,425	4,677,425
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	4,677,425	4,677,425
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	4,677,425	4,677,425
Total Short-Term Investments (cost $18,709,700)		18,709,700
Total Value of Securities—100.04% (cost $1,135,977,695)		$1,407,397,066
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Opportunity Fund
	Number of shares	Value (US $)
Common Stocks — 98.22%
Consumer Discretionary — 10.59%
Aptiv †	31,500	$ 1,874,250
AutoZone †	1,782	6,794,374
Darden Restaurants	25,220	5,239,707
Dick's Sporting Goods	18,000	3,628,080
DR Horton	43,720	5,558,124
Electronic Arts	46,420	6,708,618
Interpublic Group	131,850	3,581,046
Marriott International Class A	28,620	6,817,284
PulteGroup	37,250	3,829,300
Ross Stores	46,140	5,896,231
Royal Caribbean Cruises	20,500	4,211,520
		54,138,534
Consumer Staples — 3.20%
Conagra Brands	136,140	3,630,854
Hershey	22,550	3,856,726
Tyson Foods Class A	50,870	3,246,015
US Foods Holding †	85,600	5,603,376
		16,336,971
Energy — 6.61%
APA	136,930	2,878,269
Cheniere Energy	37,900	8,770,060
Coterra Energy	239,650	6,925,885
Devon Energy	91,420	3,419,108
Targa Resources	40,900	8,199,223
Valero Energy	27,150	3,585,700
		33,778,245
Financial Services — 20.33%
Affiliated Managers Group	28,620	4,809,019
Allstate	35,180	7,284,723
Ally Financial	138,760	5,060,577
Assurant	29,370	6,160,358
East West Bancorp	78,340	7,031,798
Fiserv †	14,880	3,285,950
Global Payments	46,900	4,592,448
Hartford Insurance Group	86,910	10,753,374
KeyCorp	329,500	5,268,705
Raymond James Financial	59,970	8,330,433
Reinsurance Group of America	37,720	7,427,068
State Street	65,140	5,831,984
Synchrony Financial	108,670	5,752,990

	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services (continued)
Synovus Financial	125,140	$ 5,849,044
Webster Financial	155,650	8,023,757
Willis Towers Watson	24,950	8,431,852
		103,894,080
Healthcare — 6.50%
Agilent Technologies	32,690	3,824,076
Avantor †	218,200	3,537,022
Becton Dickinson and Co.	11,500	2,634,190
Cencora	22,970	6,387,727
Quest Diagnostics	35,780	6,053,976
STERIS	24,460	5,543,859
Zimmer Biomet Holdings	46,130	5,220,994
		33,201,844
Industrials — 17.33%
AECOM	69,280	6,424,334
AMETEK	40,360	6,947,570
CACI International Class A †	17,275	6,338,543
Curtiss-Wright	19,700	6,250,219
ITT	58,280	7,527,445
Johnson Controls International	62,658	5,019,532
KBR	123,660	6,159,505
L3Harris Technologies	26,850	5,619,974
MasTec †	31,650	3,693,872
NEXTracker Class A †	83,228	3,507,228
Oshkosh	62,990	5,926,099
Parker-Hannifin	10,100	6,139,285
Quanta Services	15,430	3,921,997
Regal Rexnord	51,150	5,823,427
United Rentals	7,205	4,515,374
WESCO International	30,452	4,729,196
		88,543,600
Materials — 8.20%
Berry Global Group	69,841	4,875,600
Celanese	39,340	2,233,332
Crown Holdings	62,240	5,555,542
Graphic Packaging Holding	142,540	3,700,338
Huntsman	154,110	2,433,397
Knife River †	37,985	3,426,627
Louisiana-Pacific	65,450	6,020,091
Olin	65,280	1,582,387

Schedules of investments
Macquarie Opportunity Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
Reliance	18,770	$ 5,419,838
Vulcan Materials	28,560	6,663,048
		41,910,200
Real Estate Investment Trusts — 7.95%
American Homes 4 Rent Class A	181,310	6,855,331
Extra Space Storage	26,537	3,940,479
First Industrial Realty Trust	128,900	6,955,444
Host Hotels & Resorts	368,320	5,233,827
Kimco Realty	217,670	4,623,311
Realty Income	109,370	6,344,554
VICI Properties	204,237	6,662,211
		40,615,157
Technology — 6.63%
Akamai Technologies †	54,160	4,359,880
Ciena †	38,320	2,315,678
Flex †	117,990	3,903,109
Keysight Technologies †	36,075	5,402,953
ON Semiconductor †	79,360	3,229,158
TD SYNNEX	47,550	4,943,298
Teradyne	49,620	4,098,612
Twilio Class A †	57,600	5,639,616
		33,892,304
Transportation — 1.64%
Delta Air Lines	112,150	4,889,740
JB Hunt Transport Services	23,530	3,481,263
		8,371,003
Utilities — 9.24%
CMS Energy	110,690	8,313,926
Edison International	92,470	5,448,332
NRG Energy	74,560	7,117,498
OGE Energy	105,750	4,860,270
Public Service Enterprise Group	76,810	6,321,463
WEC Energy Group	65,370	7,124,023
Xcel Energy	113,170	8,011,304
		47,196,816
Total Common Stocks (cost $360,446,497)		501,878,754

	Number of shares	Value (US $)

Short-Term Investments — 1.82%
Money Market Mutual Funds — 1.82%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	2,326,929	$ 2,326,929
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	2,326,936	2,326,936
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	2,326,936	2,326,936
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	2,326,935	2,326,935
Total Short-Term Investments (cost $9,307,736)		9,307,736
Total Value of Securities—100.04% (cost $369,754,233)		$511,186,490
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
 March 31, 2025 (Unaudited)
	Macquarie Growth and Income Fund	Macquarie Opportunity Fund
Assets:
Investments, at value*	$1,407,397,066	$511,186,490
Foreign currencies, at valueΔ	1,120	—
Dividends receivable	1,855,786	615,018
Receivable for fund shares sold	790,537	112,046
Prepaid expenses	55,679	59,420
Receivable for securities sold	—	486,355
Foreign tax reclaims receivable	—	11,534
Other assets	9,299	5,215
Total Assets	1,410,109,487	512,476,078
Liabilities:
Payable for fund shares redeemed	1,840,821	386,865
Investment management fees payable to affiliates	724,046	285,799
Distribution fees payable to affiliates	268,036	103,981
Sub-transfer agent fees and expenses payable	241,970	101,988
Other accrued expenses	186,117	136,665
Payable for securities purchased	—	476,365
Total Liabilities	3,260,990	1,491,663
Total Net Assets	$1,406,848,497	$510,984,415

Net Assets Consist of:
Paid-in capital	$1,089,938,471	$349,534,053
Total distributable earnings (loss)	316,910,026	161,450,362
Total Net Assets	$1,406,848,497	$510,984,415

	Macquarie Growth and Income Fund	Macquarie Opportunity Fund

Net Asset Value

Class A:
Net assets	$1,254,991,251	$475,398,187
Shares of beneficial interest outstanding, unlimited authorization, no par	82,861,173	15,433,298
Net asset value per share	$15.15	$30.80
Sales charge	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$16.07	$32.68

Class C:
Net assets	$—	$1,755,378
Shares of beneficial interest outstanding, unlimited authorization, no par	—	53,930
Net asset value per share	$—	$32.55

Class R:
Net assets	$—	$107,128
Shares of beneficial interest outstanding, unlimited authorization, no par	—	3,285
Net asset value per share	$—	$32.61

Institutional Class:
Net assets	$121,000,007	$24,934,226
Shares of beneficial interest outstanding, unlimited authorization, no par	7,996,712	763,560
Net asset value per share	$15.13	$32.66

Class R6:
Net assets	$30,857,239	$8,789,496
Shares of beneficial interest outstanding, unlimited authorization, no par	2,017,134	266,331
Net asset value per share	$15.30	$33.00
*Investments, at cost	$1,135,977,695	$369,754,233
ΔForeign currencies, at cost	1,165	—
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
 Six months ended March 31, 2025 (Unaudited)
	Macquarie Growth and Income Fund	Macquarie Opportunity Fund
Investment Income:
Dividends	$21,083,636	$4,674,938

Expenses:
Management fees	4,233,038	2,108,008
Distribution expenses — Class A	1,597,168	656,127
Distribution expenses — Class C	—	9,792
Distribution expenses — Class R	—	604
Dividend disbursing and transfer agent fees and expenses	800,836	358,859
Accounting and administration expenses	116,769	62,493
Reports and statements to shareholders expenses	56,446	29,597
Registration fees	43,922	46,297
Legal fees	40,397	18,657
Trustees’ fees	32,258	13,287
Audit and tax fees	17,308	17,516
Custodian fees	9,010	3,594
Other	13,046	9,891
	6,960,198	3,334,722
Less expenses waived	—	(232,535)
Less expenses paid indirectly	(7,446)	(2,672)
Total operating expenses	6,952,752	3,099,515
Net Investment Income (Loss)	14,130,884	1,575,423
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	54,026,096	30,797,552

Net change in unrealized appreciation (depreciation) on:
Investments	(4,676,696)	(61,461,869)
Foreign currencies	(72)	—
Net change in unrealized appreciation (depreciation)	(4,676,768)	(61,461,869)
Net Realized and Unrealized Gain (Loss)	49,349,328	(30,664,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	$63,480,212	$(29,088,894)
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Growth and Income Fund
	Six months ended 3/31/25 (Unaudited)	Year ended 9/30/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$14,130,884	$28,627,275
Net realized gain (loss)	54,026,096	136,182,989
Net change in unrealized appreciation (depreciation)	(4,676,768)	130,888,656
Net increase (decrease) in net assets resulting from operations	63,480,212	295,698,920

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(126,409,365)	(82,603,477)
Institutional Class	(9,597,492)	(3,502,349)
Class R6	(3,172,697)	(65,805)
	(139,179,554)	(86,171,631)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	23,006,940	74,277,596
Institutional Class	42,025,787	80,918,753
Class R6	31,614,774	2,208,527

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	125,943,753	82,257,611
Institutional Class	9,597,491	3,502,349
Class R6	3,051,407	58,686
	235,240,152	243,223,522

Statements of changes in net assets
Macquarie Growth and Income Fund
	Six months ended 3/31/25 (Unaudited)	Year ended 9/30/24

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(104,622,344)	$(224,260,324)
Institutional Class	(12,010,169)	(18,441,316)
Class R6	(2,963,198)	(435,231)
	(119,595,711)	(243,136,871)
Increase in net assets derived from capital share transactions	115,644,441	86,651
Net Increase in Net Assets	39,945,099	209,613,940

Net Assets:
Beginning of period	1,366,903,398	1,157,289,458
End of period	$1,406,848,497	$1,366,903,398
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Opportunity Fund
	Six months ended 3/31/25 (Unaudited)	Year ended 9/30/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,575,423	$3,680,325
Net realized gain (loss)	30,797,552	55,259,135
Net change in unrealized appreciation (depreciation)	(61,461,869)	87,377,783
Net increase (decrease) in net assets resulting from operations	(29,088,894)	146,317,243

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(58,965,203)	(10,859,344)
Class C	(200,961)	(42,678)
Class R	(30,350)	(5,389)
Institutional Class	(3,949,405)	(730,641)
Class R6	(1,058,739)	(281,379)
	(64,204,658)	(11,919,431)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	5,868,333	13,073,174
Class C	8,660	23,584
Class R	42,065	93,141
Institutional Class	12,251,229	8,022,562
Class R6	671,333	381,813

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	58,775,806	10,819,392
Class C	200,961	42,678
Class R	30,350	5,388
Institutional Class	3,948,158	730,419
Class R6	664,848	157,917
	82,461,743	33,350,068

Statements of changes in net assets
Macquarie Opportunity Fund
	Six months ended 3/31/25 (Unaudited)	Year ended 9/30/24

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(44,605,868)	$(103,184,426)
Class C	(177,451)	(1,256,505)
Class R	(239,388)	(99,937)
Institutional Class	(13,279,183)	(18,152,209)
Class R6	(969,128)	(4,150,191)
	(59,271,018)	(126,843,268)
Increase (decrease) in net assets derived from capital share transactions	23,190,725	(93,493,200)
Net Increase (Decrease) in Net Assets	(70,102,827)	40,904,612

Net Assets:
Beginning of period	581,087,242	540,182,630
End of period	$510,984,415	$581,087,242
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Macquarie Growth and Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Class A shares of the Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/25[1] (Unaudited)	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20[2]
$16.05	$13.62	$12.21	$14.62	$11.94	$19.85

0.16	0.33	0.34	0.30	0.25	0.23
0.56	3.11	2.04	(0.99)	3.34	(0.95)
0.72	3.44	2.38	(0.69)	3.59	(0.72)

(0.17)	(0.33)	(0.33)	(0.37)	(0.21)	(0.25)
(1.45)	(0.68)	(0.64)	(1.35)	(0.70)	(6.94)
(1.62)	(1.01)	(0.97)	(1.72)	(0.91)	(7.19)
$15.15	$16.05	$13.62	$12.21	$14.62	$11.94
4.70%	26.26%[5]	19.74%[5]	(5.81%)[5]	30.89%	(7.99%)

$1,254,991	$1,277,971	$1,144,700	$857,819	$1,037,062	$1,023,821
1.01%	1.02%	1.02%	1.04%	1.07%	1.10%
1.01%	1.02%	1.02%	1.06%	1.07%	1.10%
1.99%	2.23%	2.50%	2.13%	1.82%	1.71%
1.99%	2.23%	2.50%	2.10%	1.82%	1.71%
15%	35%	26%	23%	51%	113%[7]

Financial highlights
Macquarie Growth and Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Institutional Class shares of the Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/25[1] (Unaudited)	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20[2]
$16.04	$13.63	$12.23	$14.64	$11.99	$19.87

0.17	0.37	0.38	0.34	0.29	0.30
0.57	3.11	2.03	(0.99)	3.34	(0.98)
0.74	3.48	2.41	(0.65)	3.63	(0.68)

(0.20)	(0.39)	(0.37)	(0.41)	(0.28)	(0.26)
(1.45)	(0.68)	(0.64)	(1.35)	(0.70)	(6.94)
(1.65)	(1.07)	(1.01)	(1.76)	(0.98)	(7.20)
$15.13	$16.04	$13.63	$12.23	$14.64	$11.99
4.79%	26.56%[5]	20.01%[5]	(5.54%)[5]	31.19%[5]	(7.68%)[5]

$121,000	$86,783	$12,448	$4,360	$4,804	$4,063
0.76%	0.77%	0.77%	0.78%	0.82%	0.85%
0.76%	0.77%	0.77%	0.81%	0.82%	0.86%
2.18%	2.48%	2.81%	2.41%	2.08%	1.98%
2.18%	2.48%	2.81%	2.38%	2.08%	1.97%
15%	35%	26%	23%	51%	113%[7]

Financial highlights
Macquarie Growth and Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Class R6 shares of the Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/25[1] (Unaudited)	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20[2]
$16.20	$13.76	$12.33	$14.72	$12.01	$19.92

0.19	0.39	0.38	0.37	0.30	0.29
0.57	3.13	2.07	(1.01)	3.35	(0.96)
0.76	3.52	2.45	(0.64)	3.65	(0.67)

(0.21)	(0.40)	(0.38)	(0.40)	(0.24)	(0.30)
(1.45)	(0.68)	(0.64)	(1.35)	(0.70)	(6.94)
(1.66)	(1.08)	(1.02)	(1.75)	(0.94)	(7.24)
$15.30	$16.20	$13.76	$12.33	$14.72	$12.01
4.89%	26.61%[5]	20.13%	(5.45%)[5]	31.25%[5]	(7.63%)[5]

$30,857	$2,149	$141	$27	$192	$2,710
0.69%	0.70%	0.71%	0.73%	0.75%	0.76%
0.69%	0.70%	0.71%	0.73%	0.76%	0.81%
2.43%	2.55%	2.79%	2.57%	2.29%	2.07%
2.43%	2.55%	2.79%	2.57%	2.28%	2.02%
15%	35%	26%	23%	51%	113%[7]

Financial highlights
Macquarie Opportunity Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Opportunity Fund were reorganized into Class A shares of the Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/25[1] (Unaudited)	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20[2]
$36.55	$28.84	$28.57	$33.94	$23.26	$37.79

0.09	0.20	0.23	0.25	0.43	0.16
(1.75)	8.16	2.66	(3.64)	10.48	(3.01)
(1.66)	8.36	2.89	(3.39)	10.91	(2.85)

(0.28)	(0.26)	(0.20)	(0.39)	(0.23)	(0.24)
(3.81)	(0.39)	(2.42)	(1.59)	—	(11.44)
(4.09)	(0.65)	(2.62)	(1.98)	(0.23)	(11.68)
$30.80	$36.55	$28.84	$28.57	$33.94	$23.26
(5.39%)	29.35%	10.08%	(10.87%)	47.10%	(13.31%)

$475,398	$541,136	$496,660	$502,949	$660,973	$599,543
1.11%	1.12%	1.14%	1.16%	1.20%	1.21%
1.19%	1.19%	1.18%	1.20%	1.20%	1.24%
0.54%	0.63%	0.76%	0.73%	1.40%	0.62%
0.46%	0.56%	0.72%	0.69%	1.40%	0.59%
10%	17%	11%	17%	13%	120%[6]

Financial highlights
Macquarie Opportunity Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the period ended September 30, 2023.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/25[2] (Unaudited)	Year ended 9/30/24	2/28/23[1] to 9/30/23
$38.25	$30.25	$32.05

(0.04) [4]	(0.04) [4]	(0.01)
(1.85)	8.54	(1.79)
(1.89)	8.50	(1.80)

—	(0.11)	—
(3.81)	(0.39)	—
(3.81)	(0.50)	—
$32.55	$38.25	$30.25
(5.73%)	28.36%	(5.62%)

$1,755	$2,030	$2,660
1.86%	1.87%	1.89%
1.94%	1.94%	1.89%
(0.21%)	(0.12%)	(0.03%)
(0.29%)	(0.19%)	(0.03%)
10%	17%	11%[7]

Financial highlights
Macquarie Opportunity Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the period ended September 30, 2023.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/25[2] (Unaudited)	Year ended 9/30/24	2/28/23[1] to 9/30/23
$38.35	$30.34	$32.05

0.05	0.13	0.09
(1.85)	8.56	(1.80)
(1.80)	8.69	(1.71)

(0.13)	(0.29)	—
(3.81)	(0.39)	—
(3.94)	(0.68)	—
$32.61	$38.35	$30.34
(5.49%)	29.00%	(5.34%)

$107	$305	$237
1.36%	1.37%	1.39%
1.44%	1.44%	1.39%
0.27%	0.38%	0.50%
0.19%	0.31%	0.50%
10%	17%	11%[6]

Financial highlights
Macquarie Opportunity Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Opportunity Fund were reorganized into Institutional Class shares of the Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/25[1] (Unaudited)	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20[2]
$38.58	$30.43	$29.98	$35.58	$24.37	$38.75

0.15	0.30	0.31	0.35	0.52	0.24
(1.85)	8.60	2.81	(3.80)	10.99	(3.18)
(1.70)	8.90	3.12	(3.45)	11.51	(2.94)

(0.41)	(0.36)	(0.25)	(0.56)	(0.30)	—
(3.81)	(0.39)	(2.42)	(1.59)	—	(11.44)
(4.22)	(0.75)	(2.67)	(2.15)	(0.30)	(11.44)
$32.66	$38.58	$30.43	$29.98	$35.58	$24.37
(5.25%)	29.66%	10.40%	(10.61%)	47.50%	(13.04%)

$24,934	$27,679	$29,676	$2,925	$4,083	$2,490
0.86%	0.87%	0.89%	0.90%	0.90%	0.95%
0.94%	0.94%	0.90%	0.95%	0.95%	1.04%
0.80%	0.88%	1.01%	0.99%	1.59%	0.83%
0.72%	0.81%	1.00%	0.94%	1.54%	0.74%
10%	17%	11%	17%	13%	120%[6]

Financial highlights
Macquarie Opportunity Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Opportunity Fund were reorganized into Class R6 shares of the Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 3/31/25[1] (Unaudited)	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20[2]
$38.89	$30.69	$30.43	$35.51	$24.04	$38.71

0.16	0.33	0.36	0.59	0.54	0.28
(1.88)	8.68	2.84	(4.08)	10.93	(3.11)
(1.72)	9.01	3.20	(3.49)	11.47	(2.83)

(0.36)	(0.42)	(0.52)	—	—	(0.40)
(3.81)	(0.39)	(2.42)	(1.59)	—	(11.44)
(4.17)	(0.81)	(2.94)	(1.59)	—	(11.84)
$33.00	$38.89	$30.69	$30.43	$35.51	$24.04
(5.23%)	29.80%	10.49%	(10.50%)	47.71%	(12.93%)

$8,790	$9,937	$10,950	$6,362	$227	$1,029
0.78%	0.78%	0.78%	0.78%	0.78%	0.79%
0.86%	0.87%	0.83%	0.95%	0.88%	0.95%
0.87%	0.97%	1.15%	1.84%	1.75%	1.00%
0.79%	0.88%	1.10%	1.67%	1.65%	0.84%
10%	17%	11%	17%	13%	120%[6]

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)	March 31, 2025 (Unaudited)
Delaware Group Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three funds. These financial statements and the related notes pertain to Macquarie Growth and Income Fund (formerly, Delaware Growth and Income Fund through December 30, 2024) and Macquarie Opportunity Fund (formerly, Delaware Opportunity Fund through December 30, 2024) (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Each Fund offers Class A, Institutional Class, and Class R6 shares. Macquarie Opportunity Fund also offers Class C and Class R shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for each Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended March 31, 2025, and for all open tax years (years ended September 30, 2021– September 30, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended March 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
1. Significant Accounting Policies (continued)
of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Macquarie Growth and Income Fund declares and pays dividends quarterly. Macquarie Opportunity Fund declares and pays dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, each Fund's investment adviser, acts as each Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund's financial statements. Adoption of the new standard impacted each Fund's financial statements note disclosures only, and did not affect either Fund's financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended March 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Growth and Income Fund	$2,582
Macquarie Opportunity Fund	65
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended March 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie Growth and Income Fund	$4,864
Macquarie Opportunity Fund	2,607
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Macquarie Growth and Income Fund	Macquarie Opportunity Fund
On the first $500 million	0.6500%	0.7500%
On the next $500 million	0.6000%	0.7000%
On the next $1.5 billion	0.5500%	0.6500%
In excess of $2.5 billion	0.5000%	0.6000%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from October 1, 2024 (except as noted) through January 28, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets for all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets for Class R6
Macquarie Growth and Income Fund	0.77%	0.69%*
Macquarie Opportunity Fund	0.86%	0.78%
* Effective January 29, 2025. Prior to January 29, 2025, the amount for Class R6 shares was 0.70%.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from October 1, 2024 (except as noted) through January 28, 2026, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6
Macquarie Growth and Income Fund	1.02%	n/a	n/a	0.77%	0.69%*
Macquarie Opportunity Fund	1.11%	1.86%	1.36%	0.86%	0.78%
* Effective January 29, 2025. Prior to January 29, 2025, the amount for Class R6 shares was 0.70%.
DMC has also entered into a Sub-Advisory Agreement on behalf of the Funds with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Funds.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended March 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Growth and Income Fund	$33,907
Macquarie Opportunity Fund	14,882
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC's fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended March 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Growth and Income Fund	$46,077
Macquarie Opportunity Fund	18,587
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
March 31, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Growth and Income Fund	$12,486
Macquarie Opportunity Fund	5,135
For the six months ended March 31, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Growth and Income Fund	$35,172
Macquarie Opportunity Fund	16,933
For the six months ended March 31, 2025, DDLP received gross CDSC commissions on redemptions of each Fund's Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Growth and Income Fund	$1,339	$—
Macquarie Opportunity Fund	61	4
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended March 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Macquarie Growth and Income Fund	$209,465,670	$207,261,549
Macquarie Opportunity Fund	52,938,867	95,174,886

At March 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie Growth and Income Fund	$1,135,977,695	$316,483,044	$(45,063,673)	$271,419,371
Macquarie Opportunity Fund	369,754,233	163,948,121	(22,515,864)	141,432,257
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of March 31, 2025:
Macquarie Growth and Income Fund
Level 1
Securities
Assets:
Common Stocks	$1,388,687,366
Short-Term Investments	18,709,700
Total Value of Securities	$1,407,397,066
Macquarie Opportunity Fund
Level 1
Securities
Assets:
Common Stocks	$501,878,754
Short-Term Investments	9,307,736
Total Value of Securities	$511,186,490
During the six months ended March 31, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. As of March 31, 2025, there were no Level 3 investments in either of the Funds.

4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Growth and Income Fund		Macquarie Opportunity Fund
	Six months ended	Year ended	Six months ended	Year ended
	3/31/25	9/30/24	3/31/25	9/30/24
Shares sold:
Class A	1,493,734	5,001,225	170,465	403,584
Class C	—	—	241	699
Class R	—	—	1,214	2,746
Institutional Class	2,715,054	5,483,918	311,942	230,627
Class R6	1,871,618	147,006	17,943	11,711

Shares issued upon reinvestment of dividends and distributions:
Class A	8,410,054	5,725,672	1,760,282	344,019
Class C	—	—	5,683	1,289
Class R	—	—	858	163
Institutional Class	641,205	241,424	111,624	22,047
Class R6	201,732	4,026	18,602	4,731
	15,333,397	16,603,271	2,398,854	1,021,616

Shares redeemed:
Class A	(6,676,130)	(15,120,113)	(1,303,738)	(3,160,080)
Class C	—	—	(5,072)	(36,831)
Class R	—	—	(6,742)	(2,771)
Institutional Class	(770,583)	(1,227,433)	(377,446)	(510,364)
Class R6	(188,829)	(28,643)	(25,759)	(117,641)
	(7,635,542)	(16,376,189)	(1,718,757)	(3,827,687)
Net increase (decrease)	7,697,855	227,082	680,097	(2,806,071)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
4. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended March 31, 2025 and the year ended September 30, 2024, each Fund had the following exchange transactions:
	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Class R6 Shares	Value

Macquarie Growth and Income Fund
Six months ended
3/31/25	2,870	2,872	—	$45,802
Year ended
9/30/24	23,651	11,442	12,088	362,701

Macquarie Opportunity Fund
Year ended
9/30/24	5,709	5,409	—	206,480
Macquarie Opportunity Fund did not have any exchange transactions for the six months ended March 31, 2025.
5. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
Each Fund had no amounts outstanding as of March 31, 2025, or at any time during the period then ended.
6. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
6. Securities Lending (continued)
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended March 31, 2025, each Fund had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Fund invests will cause the NAV of each Fund to fluctuate.
The Funds may invest in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended March 31, 2025. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of March 31, 2025, there were no Rule 144A securities held by the Funds.

8. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Fund’s financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to March 31, 2025, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4455940)
SA-FOR-0525
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds IV

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2025

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2025